Derivative Instruments	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
10.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated derivative instruments described within this note as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012 and September 2013, concurrently with the issuance of NOK 700 million and NOK 900 million, respectively, of senior unsecured bonds (see Note 7), the Partnership entered into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017 and 2018, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at June 30, 2014.

					Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount NOK	Amount $	Reference Rate	Margin	Fixed Rate Payable	(Liability) $	Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(14,513)	2.8
900,000	150,000	NIBOR	4.35%	6.43%	(7,505)	4.2

					(22,018)

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt and floating-rate restricted cash deposits. As at June 30, 2014, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	400,757	(91,531)	22.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	192,924	(38,269)	4.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(13,171)	4.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(12,687)	2.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	187,500	(36,754)	14.5	5.2
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	80,335	(4,085)	7.1	2.8
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	320,000	(4,160)	1.8	2.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	130,000	(1,510)	4.5	1.7
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,066	121,309	22.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	330,845	(44,034)	6.5	3.1

			(124,892)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2014, ranged from 0.30% to 2.80%.

(ii)	Principal amount reduces quarterly.

(iii)	Principal amount reduces semi-annually.

(iv)

These interest rate swaps are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(v)	Principal amount reduces monthly to 70.1 million Euros ($96.0 million) by the maturity dates of the swap agreements.

As at June 30, 2014, the Partnership had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2014, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $121.3 million and an aggregate fair value liability amount of $208.7 million.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at June 30, 2014 was $1.6 million (December 31, 2013 – an asset of $6.3 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/ Advances to affiliates	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2014
Interest rate swap agreements	4,565	17,200	99,755	(11,812)	(85,007)	(149,593)
Cross currency swap agreements	—	—	—	(125)	(1,619)	(20,274)
Toledo Spirit time-charter derivative	—	300	1,500	(224)	—	—

	4,565	17,500	101,255	(12,161)	(86,626)	(169,867)

As at December 31, 2013
Interest rate swap agreements	4,608	17,044	59,467	(10,960)	(75,615)	(114,187)
Cross currency swap agreement	—	—	—	(155)	(1,365)	(16,716)
Toledo Spirit time-charter derivative	1,544	1,400	3,400	—	—	—

	6,152	18,444	62,867	(11,115)	(76,980)	(130,903)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income and comprehensive income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income and comprehensive income is as follows:

	Three Months Ended June 30,
	2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(10,020)	(5,391)	(15,411)	(9,496)	19,885	10,389
Toledo Spirit time-charter derivative	(224)	(700)	(924)	(23)	300	277

	(10,244)	(6,091)	(16,335)	(9,519)	20,185	10,666

	Six Months Ended June 30,
	2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(19,264)	(1,368)	(20,632)	(19,022)	18,626	(396)
Toledo Spirit time-charter derivative	(224)	(3,000)	(3,224)	(23)	2,800	2,777

	(19,488)	(4,368)	(23,856)	(19,045)	21,426	2,381

Unrealized and realized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income and comprehensive income. For the three and six months ended June 30, 2014, unrealized losses relating to the cross currency swap agreements of $7.7 million and $3.8 million, respectively, and realized losses of $0.3 million and $0.6 million, respectively, were recognized in earnings. For the three and six months ended June 30, 2013, unrealized losses of $2.7 million and $8.9 million, respectively, and realized losses of $0.1 million and a nominal amount, respectively, were recognized in earnings.